DISCONTINUED OPERATIONS AND OTHER DIVESTITURES	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS AND OTHER DIVESTITURES	DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE
MOBILE CRANES

On July 31, 2019, the Company completed the disposition of Demag to Tadano. The Company received approximately $215 million of consideration, as adjusted for estimated amounts of cash, debt, working capital and certain other items. The final consideration will be adjusted based on the actual amounts of cash, debt and working capital. Products divested are Demag® all terrain cranes and large lattice boom crawler cranes. During the year ended December 31, 2019, the Company recognized a charge of approximately $82 million, net of tax, to write-down Demag to its fair value, less costs to sell. During the year ended December 31, 2019, the Company recorded a loss on disposition of discontinued operations, net of tax, of $11.6 million. During 2019, the Company also exited North American mobile crane product lines manufactured in its Oklahoma City facility.
The Company’s actions to sell Demag and cease manufacturing mobile crane product lines in its Oklahoma City facility represent a significant strategic shift in its business away from mobile cranes as these businesses constituted a significant part of its operations and financial results. The Company believes these actions were necessary as it continues to execute its Focus, Simplify and Execute to Win strategy.

In connection with the disposition of Demag, the Company completed a legal entity restructuring and entered into certain ancillary agreements with Tadano, including a Transition Services Agreement (“TSA”), dated as of July 31, 2019, under which the parties will provide one another certain transition services to facilitate the separation of Demag from the Company. Agreements covered under the TSA are generally 12 months or less in duration but certain agreements extend for 36 months. Fees related to these agreements are for reimbursement of services provided.

In addition to selling Demag, the Company sold its boom truck, truck crane and crossover product lines and related inventory previously manufactured in its Oklahoma City facility on April 24, 2019. The Company received notes and receivables totaling $27.7 million and recorded a gain, net of tax, of $12.8 million during the year ended December 31, 2019.

MHPS

On May 16, 2016, Terex agreed to sell its Material Handling and Port Solutions (“MHPS”) business to Konecranes Plc (“Konecranes”) by entering into a Stock and Asset Purchase Agreement, as amended (the “SAPA”), with Konecranes. On January 4, 2017, the Company completed the Disposition, pursuant to the SAPA, effective as of January 1, 2017. In connection with the Disposition, the Company received 19.6 million newly issued Class B shares of Konecranes and approximately $835 million in cash after adjustments for estimated cash, debt and net working capital at closing and the divestiture of Konecranes’ Stahl Crane Systems business, which was undertaken by Konecranes in connection with the Disposition. During the years ended December 31, 2019, 2018 and 2017, the Company recognized a (loss) gain on the Disposition (net of tax) of $(1.2) million, $(3.1) million and $64.3 million, respectively.

The Company sold all shares received in connection with the Disposition for net proceeds of approximately $770 million and recorded a $42.0 million net gain on sale of shares which included a gain of $41.6 million attributable to foreign exchange rate changes during the year ended December 31, 2017. The net gain is recorded as a component of Other income (expense) - net in the Consolidated Statement of Income (Loss).

On March 23, 2017, Konecranes declared a dividend of €1.05 per share to holders of record as of March 27, 2017, which was paid on April 4, 2017. During the year ended December 31, 2017, the Company recognized dividend income of $13.5 million as a component of Other income (expense) - net in the Consolidated Statement of Income (Loss).

Loss Contract

Related to the Disposition, the Company and Konecranes entered into an agreement for Konecranes to manufacture certain crane products on behalf of the Company for an original period of 12 months, which was subsequently amended for a total of 36 months on October 11, 2017. The Company recorded an expense of $7.9 million related to losses expected to be incurred over the original agreement’s life during the year ended December 31, 2017.
Income (loss) from discontinued operations

The following amounts related to discontinued operations were derived from historical financial information and have been segregated from continuing operations and reported as discontinued operations in the Consolidated Statement of Income (Loss) (in millions):

	Year ended December 31,
	2019	2018	2017
	Cranes	Cranes	Cranes
Net sales	$327.2	$607.8	$569.7
Cost of sales	(335.2)	(602.9)	(521.0)
Selling, general and administrative expenses	(75.6)	(117.5)	(97.5)
Impairment of Mobile Cranes disposal group	(82.1)	—	—
Asset impairments	—	(6.6)	0.5
Other income (expense)	(4.5)	(19.1)	(3.1)
Income (loss) from discontinued operations before income taxes	(170.2)	(138.3)	(51.4)
(Provision for) benefit from income taxes	14.8	7.9	0.4
Gain (loss) on disposition of discontinued operations – net of tax	—	—	1.4
Income (loss) from discontinued operations – net of tax	$(155.4)	$(130.4)	$(49.6)

Other Divestitures

The Company is actively seeking a buyer for its utility hot lines tools business located in South America and, accordingly, assets and liabilities have been reported as held for sale. Non-cash impairment charges of $1.8 million and $6.7 million, were recorded to adjust net asset value to estimated fair value in 2018 and 2017, respectively.

The operating results for the hot lines tools business are reported in continuing operations, within the AWP segment in the Company’s segment disclosures.

In August 2017, the Company entered into an agreement to sell its manufacturing facility in Jinan, China. The sale was completed during the third quarter of 2017 and the Company recorded a gain on sale of $5.7 million in its Corporate and Other category as a component of Selling, general and administrative expenses (“SG&A”) in the Consolidated Statement of Income (Loss).

Construction

During the year ended December 31, 2017, the Company completed the sale of its Coventry, U.K.-based compact construction business and remaining U.K.-based compact construction product lines and recognized a loss of $1.2 million within SG&A in the Consolidated Statement of Income (Loss) related to the sale.

In March 2017, the Company signed a sale agreement with a buyer to sell its Indian compact construction business. The Company completed the sale during the year ended December 31, 2017 and a loss of $1.6 million was recognized within SG&A related to the sale.

The operating results for these construction product lines are reported in continuing operations, within the Corporate and Other category in the Company’s segment disclosures.

During the year ended December 31, 2016, the Company sold certain additional portions of its former Construction segment, including the following products: midi/mini excavators, wheeled excavators, compact wheel loaders, and components, primarily in Europe. During the year ended December 31, 2017, the Company recognized a gain of $5.8 million within SG&A resulting from a post-closing adjustment related to the 2016 sale of its midi/mini excavators, wheeled excavators, and compact wheel loader business in Germany.

The operating results for these construction product lines are reported in continuing operations, within the Corporate and Other category in the Company’s segment disclosures.
Assets and Liabilities Held for Sale

Assets and liabilities held for sale consist of mobile cranes product lines manufactured in Oklahoma City, the Company’s utility hot lines tools business located in South America and Demag, all previously contained in its former Cranes segment. Such assets and liabilities are classified as held for sale upon meeting the requirements of ASC 360 - “Property, Plant and Equipment”, and are recorded at lower of carrying amounts or fair value less costs to sell. Assets are no longer depreciated once classified as held for sale.

The following table provides the amounts of assets and liabilities held for sale in the Consolidated Balance Sheet (in millions):

	December 31, 2019	December 31, 2018
Assets
Cash and cash equivalents	$5.0	$32.6
Trade receivables – net	3.5	126.9
Inventories	5.3	295.5
Prepaid and other current assets	0.2	9.4
Impairment reserve	(4.8)	(4.9)
Current assets held for sale	$9.2	$459.5

Property, plant and equipment – net	$0.6	$28.8
Intangible assets – net	2.4	4.3
Impairment reserve	(2.8)	(2.9)
Other assets	0.4	38.2
Non-current assets held for sale	$0.6	$68.4

Liabilities
Current portion of long-term debt	$—	$0.6
Trade accounts payable	4.6	101.6
Accruals and other current liabilities	3.8	77.3
Current liabilities held for sale	$8.4	$179.5

Long-term debt, less current portion	$—	$4.1
Retirement plans	—	71.8
Other non-current liabilities	1.2	10.6
Non-current liabilities held for sale	$1.2	$86.5

The following table provides amounts of cash and cash equivalents presented in the Consolidated Statement of Cash Flows (in millions):

	December 31, 2019	December 31, 2018	December 31, 2017
Cash and cash equivalents:
Cash and cash equivalents - continuing operations	$535.1	$339.5	$571.6
Cash and cash equivalents - held for sale	5.0	32.6	58.5
Total cash and cash equivalents	$540.1	$372.1	$630.1
The following table provides supplemental cash flow information related to discontinued operations (in millions):

	Year Ended December 31,
	2019	2018	2017
Non-cash operating items:
Depreciation and amortization	$3.3	$14.4	$13.1
Gain (loss) on disposition of discontinued operations	$—	$—	$(1.4)
Deferred taxes	$(1.4)	$(0.2)	$(0.1)
Impairments	$82.1	$6.6	$(0.5)
Investing activities:
Capital expenditures	$(3.4)	$(12.8)	$(13.4)

Gain (Loss) on Disposition of Discontinued Operations - net of tax (in millions):

	Year Ended December 31,
	2019				2018				2017
	Cranes	MHPS	Other	Total	MHPS	Atlas	Other	Total	MHPS	Atlas	Total
Gain (loss) on disposition of discontinued operations	$(1.0)	$(4.6)	$—	$(5.6)	$(1.2)	$3.2	$—	$2.0	$88.5	$3.5	$92.0
(Provision for) benefit from income taxes	2.2	3.4	0.1	5.7	(1.9)	(0.5)	2.8	0.4	(24.2)	(0.5)	(24.7)
Gain (loss) on disposition of discontinued operations – net of tax	$1.2	$(1.2)	$0.1	$0.1	$(3.1)	$2.7	$2.8	$2.4	$64.3	$3.0	$67.3